Turnover - Revenue by major product lines (Details) - ZAR (R) R in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2018
Income Statement
Revenue from contracts with customers	R 102,458	R 87,674	R 180,483
Revenue from other contracts (franchise rentals, use of fuel tanks and fuel storage)	486	479	978
Total turnover	102,944	88,153	181,461
Base Chemicals
Income Statement
Revenue from contracts with customers	22,668	21,634	43,239
Polymers
Income Statement
Revenue from contracts with customers	12,346	11,254	22,679
Solvents
Income Statement
Revenue from contracts with customers	6,441	6,583	13,172
Fertilisers and explosives
Income Statement
Revenue from contracts with customers	2,333	2,164	4,129
Other base chemicals
Income Statement
Revenue from contracts with customers	1,548	1,633	3,259
Performance Chemicals
Income Statement
Revenue from contracts with customers	34,349	31,504	64,016
Organics
Income Statement
Revenue from contracts with customers	26,193	24,091	49,001
Waxes
Income Statement
Revenue from contracts with customers	4,387	4,450	8,462
Advanced materials
Income Statement
Revenue from contracts with customers	3,769	2,963	6,553
Coal
Income Statement
Revenue from contracts with customers	1,826	1,878	3,446
Liquid fuels and crude oil
Income Statement
Revenue from contracts with customers	39,633	28,960	62,555
Gas (methane rich and natural gas) and condensate
Income Statement
Revenue from contracts with customers	2,991	2,762	5,412
Other (IP, refinery services)
Income Statement
Revenue from contracts with customers	R 991	R 936	R 1,815